UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: November 30, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

November 30, 2018

T12-QTLY-0119

1.9862232.104

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 93.7%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.0%
Diversified Telecommunication Services – 2.3%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	$543,000	$457,297
5.55% 8/15/41	197,000	188,242
Verizon Communications, Inc.:
4.522% 9/15/48	340,000	311,638
4.862% 8/21/46	285,000	271,927

		1,229,104

Media – 0.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	274,000	244,489

Wireless Telecommunication Services – 1.3%
Rogers Communications, Inc. 4.30% 2/15/48	100,000	92,516
Vodafone Group PLC 4.375% 5/30/28	650,000	624,091

		716,607

TOTAL COMMUNICATION SERVICES		2,190,200

CONSUMER DISCRETIONARY – 7.5%
Automobiles – 0.8%
General Motors Co.:
5.40% 4/1/48	60,000	51,450
5.95% 4/1/49	120,000	108,270
Volkswagen Group of America Finance LLC 4.75% 11/13/28 (a)	275,000	262,605

		422,325

Hotels, Restaurants & Leisure – 2.0%
McDonald’s Corp. 4.875% 12/9/45	310,000	308,590
Sands China Ltd. 5.125% 8/8/25 (a)	430,000	420,467
Starbucks Corp. 3.80% 8/15/25	380,000	373,838

		1,102,895

Household Durables – 1.7%
DR Horton, Inc. 2.55% 12/1/20	97,000	94,388
Lennar Corp. 4.875% 12/15/23	315,000	307,912
Toll Brothers Finance Corp.:
4.35% 2/15/28	352,000	308,880
4.375% 4/15/23	227,000	218,272

		929,452

Media – 1.8%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	26,380

	Principal Amount	Value
4.75% 11/15/46	$176,000	$181,829
Comcast Corp.:
4.50% 1/15/43	270,000	254,164
4.95% 10/15/58	330,000	324,109
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	41,830
5.875% 11/15/40	134,000	127,156

		955,468

Multiline Retail – 0.6%
Dollar Tree, Inc. 4.00% 5/15/25	345,000	327,212

Specialty Retail – 0.6%
O’Reilly Automotive, Inc. 4.35% 6/1/28	350,000	345,699

TOTAL CONSUMER DISCRETIONARY		4,083,051

CONSUMER STAPLES – 5.9%
Beverages – 1.5%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	264,000	258,691
4.70% 2/1/36	183,000	172,388
4.90% 2/1/46	398,000	372,139

		803,218

Food & Staples Retailing – 2.1%
Campbell Soup Co. 4.15% 3/15/28	555,000	514,979
CVS Health Corp.:
3 month U.S. LIBOR + 0.720% 3.047% 3/9/21 (b)(c)	180,000	180,103
4.78% 3/25/38	208,000	198,736
4.875% 7/20/35	134,000	130,510
5.125% 7/20/45	147,000	143,073

		1,167,401

Food Products – 1.2%
Conagra Brands, Inc.:
3.80% 10/22/21	288,000	287,394
4.60% 11/1/25	375,000	372,866

		660,260

Tobacco – 1.1%
Altria Group, Inc. 2.85% 8/9/22	182,000	175,563
BAT Capital Corp. 4.54% 8/15/47	197,000	159,987
Reynolds American, Inc.:
4.45% 6/12/25	176,000	171,098
5.85% 8/15/45	88,000	85,138

		591,786

TOTAL CONSUMER STAPLES		3,222,665

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – 15.4%
Oil, Gas & Consumable Fuels – 12.9%
Anadarko Finance Co. 7.50% 5/1/31	$12,000	$13,921
Anadarko Petroleum Corp.:
3.45% 7/15/24	440,000	419,453
6.60% 3/15/46	88,000	97,370
Apache Corp. 4.25% 1/15/44	113,000	91,429
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	440,251
4.95% 6/1/47	134,000	126,545
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	268,345
4.25% 4/15/27	222,000	198,007
5.20% 9/15/43	58,000	49,009
5.70% 10/15/19	19,231	19,539
ConocoPhillips 6.50% 2/1/39	229,000	279,450
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	237,245
Continental Resources, Inc. 5.00% 9/15/22	211,000	211,025
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	352,000	295,680
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	166,470
Enbridge, Inc.:
4.25% 12/1/26	14,000	13,658
5.50% 12/1/46	114,000	115,991
Encana Corp.:
7.20% 11/1/31	228,000	263,846
8.125% 9/15/30	134,000	164,721
Energy Transfer Partners LP:
4.20% 9/15/23	14,000	13,718
4.95% 6/15/28	48,000	46,384
5.80% 6/15/38	27,000	25,472
6.00% 6/15/48	17,000	16,369
EnLink Midstream Partners LP 2.70% 4/1/19	227,000	225,285
EQT Corp. 2.50% 10/1/20	59,000	57,338
Kinder Morgan Energy Partners LP 5.00% 10/1/21	210,000	214,269
Kinder Morgan, Inc. 3.05% 12/1/19	264,000	262,077
MPLX LP 4.875% 12/1/24	30,000	30,346
Petroleos Mexicanos:
5.35% 2/12/28 (a)	394,000	339,549
6.35% 2/12/48 (a)	202,000	161,176

	Principal Amount	Value
6.50% 3/13/27	$200,000	$187,100
6.875% 8/4/26	75,000	72,094
Plains All American Pipeline LP / PAA Finance Corp.:
3.65% 6/1/22	123,000	119,484
3.85% 10/15/23	245,000	235,054
4.65% 10/15/25	300,000	290,481
Spectra Energy Partners LP 3.375% 10/15/26	138,000	126,464
Suncor Energy, Inc. 6.85% 6/1/39	86,000	104,199
The Williams Companies., Inc.:
3.35% 8/15/22	373,000	361,657
5.75% 6/24/44	227,000	223,125
Western Gas Partners LP 5.375% 6/1/21	394,000	404,138

		6,987,734

Pipeline – 2.5%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	466,594
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	275,000	283,250
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	165,112
4.90% 5/15/46	155,000	148,290
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	201,622
5.40% 10/1/47	96,000	85,351

		1,350,219

TOTAL ENERGY		8,337,953

FINANCIALS – 34.3%
Banks – 16.9%
Bank of America Corp.:
3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	725,000	694,425
3 month U.S. LIBOR + 1.160% 3.124% 1/20/23 (b)(c)	482,000	470,077
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	222,000	209,608
4.20% 8/26/24	227,000	224,099
4.25% 10/22/26	40,000	38,760
4.45% 3/3/26	50,000	49,113
Bank of Ireland Group PLC 4.50% 11/25/23 (a)	300,000	292,203
Barclays PLC:
3.684% 1/10/23	400,000	381,649
4.836% 5/9/28	415,000	374,555
BPCE SA 4.875% 4/1/26 (a)	500,000	487,619

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Citigroup, Inc.:
2.70% 10/27/22	$466,000	$445,015
4.05% 7/30/22	352,000	353,390
4.40% 6/10/25	352,000	345,951
Citizens Financial Group, Inc. 4.35% 8/1/25	129,000	126,174
Compass Bank 2.875% 6/29/22	250,000	239,377
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	246,017
Fifth Third Bancorp 8.25% 3/1/38	150,000	198,403
HSBC Holdings PLC 3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	300,000	284,213
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	250,000	224,659
5.017% 6/26/24 (a)	500,000	438,463
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	257,100
4.95% 6/1/45	176,000	175,453
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	469,792
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	362,073
Santander Holdings USA, Inc. 3.40% 1/18/23	482,000	456,698
Synchrony Bank 3.00% 6/15/22	250,000	233,715
Synovus Financial Corp. 3.125% 11/1/22	351,000	330,817
The Bank of Nova Scotia 4.50% 12/16/25	264,000	261,075
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	339,687
Wells Fargo & Co. 4.65% 11/4/44	176,000	163,050

		9,173,230

Capital Markets – 5.7%
Ares Capital Corp. 4.25% 3/1/25	352,000	335,063
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	243,072
3.869% 1/12/29 (a)(c)	250,000	230,541
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	587,899
3.50% 11/16/26	170,000	156,673
3.75% 5/22/25 to 2/25/26	356,000	338,159

	Principal Amount	Value
Morgan Stanley:
2.50% 4/21/21	$176,000	$171,168
3.625% 1/20/27	176,000	165,967
4.875% 11/1/22	360,000	367,716
5.50% 7/28/21	228,000	237,826
S&P Global, Inc.:
3.30% 8/14/20	129,000	128,801
4.00% 6/15/25	142,000	142,045

		3,104,930

Consumer Finance – 1.9%
Discover Financial Services 5.20% 4/27/22	343,000	352,704
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	282,678
5.875% 8/2/21	352,000	358,635

		994,017

Diversified Financial Services – 3.8%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	450,000	428,105
Aon PLC 4.75% 5/15/45	141,000	132,945
Deutsche Bank AG:
2.70% 7/13/20	394,000	383,149
4.875% 12/1/32 (c)	283,000	219,059
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	300,000	241,950
International Lease Finance Corp. 4.625% 4/15/21	352,000	356,739
Moody’s Corp. 2.75% 12/15/21	11,000	10,687
UniCredit SpA 3.75% 4/12/22 (a)	300,000	282,414

		2,055,048

Insurance – 6.0%
American International Group, Inc.:
4.50% 7/16/44	264,000	228,771
5.75% 4/1/48 (c)	352,000	316,800
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	350,000	332,207
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	210,000	210,497
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	55,974
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	270,640
The Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	264,000	251,677

Quarterly Report	4

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Unum Group 4.00% 3/15/24	$601,000	$592,682
Voya Financial, Inc.:
3.65% 6/15/26	222,000	209,020
4.70% 1/23/48 (a)(c)	362,000	300,460
4.80% 6/15/46	176,000	164,843
5.70% 7/15/43	56,000	59,633
Willis North America, Inc. 3.60% 5/15/24	280,000	269,344

		3,262,548

TOTAL FINANCIALS		18,589,773

HEALTH CARE – 7.0%
Health Care Equipment & Supplies – 2.9%
Abbott Laboratories 4.75% 11/30/36	177,000	180,899
Allergan Sales LLC 5.00% 12/15/21 (a)	290,000	297,833
Becton Dickinson and Co. 3.70% 6/6/27	560,000	522,065
Cardinal Health, Inc. 4.60% 3/15/43	212,000	180,570
Shire Acquisitions Investments Ireland DAC 2.875% 9/23/23	394,000	368,823

		1,550,190

Health Care Providers & Services – 1.3%
Halfmoon Parent, Inc.:
4.125% 11/15/25 (a)	25,000	24,693
4.375% 10/15/28 (a)	65,000	63,826
4.80% 8/15/38 (a)	40,000	38,721
4.90% 12/15/48 (a)	40,000	38,196
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	331,445
4.75% 7/15/45	198,000	205,176

		702,057

Pharmaceuticals – 2.8%
Allergan Funding SCS 4.55% 3/15/35	141,000	131,180
Bayer US Finance II LLC:
4.25% 12/15/25 (a)	327,000	318,539
4.875% 6/25/48 (a)	325,000	296,244
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	161,000	160,899
4.272% 8/28/23 (a)	14,000	13,900
4.90% 8/28/28 (a)	384,000	386,474

	Principal Amount	Value
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	$264,000	$231,435

		1,538,671

TOTAL HEALTH CARE		3,790,918

INDUSTRIALS – 3.9%
Aerospace & Defense – 1.3%
Lockheed Martin Corp. 4.09% 9/15/52	146,000	132,514
Northrop Grumman Corp.:
2.93% 1/15/25	330,000	311,459
4.03% 10/15/47	290,000	259,562

		703,535

Air Freight & Logistics – 0.3%
FedEx Corp. 4.05% 2/15/48	160,000	135,116

Airlines – 2.1%
American Airlines Pass Through Trust:
3.70% 4/15/27	708,287	686,582
3.75% 4/15/27	240,667	229,428
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	102,780
United Airlines Pass Through Trust 4.60% 9/1/27	128,000	126,963

		1,145,753

Industrial Conglomerates – 0.2%
Roper Technologies, Inc.:
3.65% 9/15/23	77,000	75,873
3.80% 12/15/26	61,000	58,407

		134,280

TOTAL INDUSTRIALS		2,118,684

INFORMATION TECHNOLOGY – 1.5%
IT Services – 0.5%
Fiserv, Inc. 3.80% 10/1/23	285,000	284,570

Semiconductors & Semiconductor Equipment – 0.4%
Applied Materials, Inc. 4.35% 4/1/47	222,000	207,972

Technology Hardware, Storage & Peripherals – 0.6%
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	196,000	196,212
6.02% 6/15/26 (a)	134,000	135,518

		331,730

TOTAL INFORMATION TECHNOLOGY		824,272

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
MATERIALS – 2.5%
Chemicals – 1.6%
LYB International Finance BV 4.875% 3/15/44	$197,000	$177,398
The Dow Chemical Co. 4.55% 11/30/25 (a)	97,000	97,267
The Mosaic Co. 4.25% 11/15/23	570,000	571,965

		846,630

Containers & Packaging – 0.5%
Avery Dennison Corp. 4.875% 12/6/28	275,000	274,140

Metals & Mining – 0.4%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	212,000

TOTAL MATERIALS		1,332,770

REAL ESTATE – 4.1%
Equity Real Estate Investment Trusts (REITs) – 2.7%
Alexandria Real Estate Equities, Inc. 4.70% 7/1/30	75,000	75,253
DDR Corp. 4.625% 7/15/22	310,000	316,116
Hudson Pacific Properties LP 3.95% 11/1/27	222,000	205,685
Kimco Realty Corp. 3.30% 2/1/25	269,000	252,184
Lexington Realty Trust 4.40% 6/15/24	227,000	222,151
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	248,000	244,744
4.50% 1/15/25	176,000	170,922

		1,487,055

Real Estate Management & Development – 1.4%
Corporate Office Properties LP:
3.60% 5/15/23	176,000	169,648
3.70% 6/15/21	373,000	367,467
Mack-Cali Realty LP 4.50% 4/18/22	227,000	216,808

		753,923

TOTAL REAL ESTATE		2,240,978

UTILITIES – 7.6%
Electric Utilities – 4.9%
Cleco Corporate Holdings LLC 3.743% 5/1/26	410,000	389,292
DPL, Inc.:
6.75% 10/1/19	154,000	155,925
7.25% 10/15/21	270,000	286,875
Duke Energy Indiana, Inc. 4.90% 7/15/43	88,000	92,112

	Principal Amount	Value
Emera US Finance LP 3.55% 6/15/26	$482,000	$450,486
Exelon Corp.:
3.497% 6/1/22	645,000	625,580
3.95% 6/15/25	30,000	29,389
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	134,916
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	51,691
Puget Energy, Inc. 3.65% 5/15/25	464,000	445,737

		2,662,003

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	159,172

Independent Power and Renewable Electricity Producers – 0.5%
AIB Group PLC 4.75% 10/12/23 (a)	275,000	270,371

Multi-Utilities – 1.9%
Dominion Energy, Inc. 4.104% 4/1/21 (c)	222,000	222,864
NiSource Finance Corp.:
2.65% 11/17/22	127,000	122,289
3.49% 5/15/27	176,000	165,559
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	94,370
Sempra Energy 3.80% 2/1/38	280,000	236,400
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	184,024

		1,025,506

TOTAL UTILITIES		4,117,052

TOTAL NONCONVERTIBLE BONDS (Cost $53,895,382)		50,848,316

Municipal Securities – 1.5%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	385,000	387,570
State of California 7.550% 4/1/39	280,000	395,458

TOTAL MUNICIPAL SECURITIES (Cost $814,645)		783,028

U.S. Treasury Obligations – 1.2%

U.S. Treasury Bonds 2.50% 2/15/46	187,000	159,804

Quarterly Report	6

U.S. Treasury Obligations – continued

	Principal Amount	Value
U.S. Treasury Notes 1.50% 8/15/26	$557,000	$501,670

TOTAL U.S. TREASURY OBLIGATIONS (Cost $655,848)		661,474

Foreign Government and Government Agency Obligations – 0.5%

Mexico Government International Bond 4.600% 2/10/48 (Cost $321,488)	325,000	279,991

Asset-Backed Securities – 0.2%

Domino’s Pizza Master Issuer LLC Series 2018-1A, Class A2I 4.116% 7/25/48 (a)	128,355	126,116

Money Market Funds – 2.6%

	Shares

Fidelity Cash Central Fund, 2.27% (d) (Cost $1,444,401)	1,444,142	1,444,431

TOTAL INVESTMENT PORTFOLIO – 99.7% (Cost $57,260,119)		54,143,356

NET OTHER ASSETS (LIABILITIES) – 0.3%		144,445

NET ASSETS – 100.0%		$54,287,801

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,391,312 or 15.5% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$9,767

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$50,848,316	$—	$50,848,316	$—

Municipal Securities	783,028	—	783,028	—

U.S. Treasury Obligations	661,474	—	661,474	—

Foreign Government and Government Agency Obligations	279,991	—	279,991	—

Asset-Backed Securities	126,116	—	126,116	—

Money Market Funds	1,444,431	1,444,431	—	—

Total Investments in Securities:	$54,143,356	$1,444,431	$52,698,925	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or

7	Quarterly Report

Schedule of Investments (Unaudited) – continued

currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

November 30, 2018

T13-QTLY-0119

1.9862236.104

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 74.2%

	Principal Amount	Value
COMMUNICATION SERVICES – 4.1%
Diversified Telecommunication Services – 2.5%
AT&T, Inc.:
2.45% 6/30/20	$575,000	$566,643
2.80% 2/17/21	869,000	853,395
Verizon Communications, Inc.:
2.625% 2/21/20	120,000	119,111
2.946% 3/15/22	100,000	97,975
3.125% 3/16/22	1,340,000	1,321,889

		2,959,013

Media – 1.6%
Charter Communications Operating LLC / Charter Communications Operating Capital:
3.579% 7/23/20	351,000	349,702
4.464% 7/23/22	1,030,000	1,031,646
Discovery Communications LLC 2.95% 3/20/23	621,000	589,966

		1,971,314

TOTAL COMMUNICATION SERVICES		4,930,327

CONSUMER DISCRETIONARY – 3.8%
Automobiles – 1.3%
BMW US Capital LLC:
2.15% 4/6/20 (a)	126,000	124,213
2.70% 4/6/22 (a)	306,000	293,880
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	492,436
2.30% 2/12/21 (a)	200,000	193,970
Volkswagen Group of America Finance LLC:
2.40% 5/22/20 (a)	200,000	196,434
4.00% 11/12/21 (a)	200,000	199,453

		1,500,386

Hotels, Restaurants & Leisure – 0.4%
McDonald’s Corp. 2.75% 12/9/20	471,000	465,265

Media – 2.0%
21st Century Fox America, Inc. 4.50% 2/15/21	245,000	250,023
CBS Corp. 2.30% 8/15/19	496,000	492,761
Comcast Corp.:
1.625% 1/15/22	726,000	688,804
3.45% 10/1/21	320,000	320,361
3.70% 4/15/24	250,000	249,220
3.95% 10/15/25	156,000	155,456
5.15% 3/1/20	242,000	247,567

		2,404,192

	Principal Amount	Value
Specialty Retail – 0.1%
AutoZone, Inc. 3.125% 7/15/23	$170,000	$164,519

TOTAL CONSUMER DISCRETIONARY		4,534,362

CONSUMER STAPLES – 4.8%
Beverages – 1.4%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	423,000	414,493
3.30% 2/1/23	1,222,000	1,183,189
PepsiCo, Inc. 1.70% 10/6/21	138,000	131,950

		1,729,632

Food & Staples Retailing – 1.5%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	198,000	195,807
CVS Health Corp.:
2.80% 7/20/20	90,000	88,802
3.35% 3/9/21	528,000	523,047
3.70% 3/9/23	859,000	845,327
The Kroger Co. 2.30% 1/15/19	101,000	100,937

		1,753,920

Food Products – 0.6%
Conagra Brands, Inc. 3.80% 10/22/21	320,000	319,327
General Mills, Inc. 3.20% 4/16/21	64,000	63,392
The JM Smucker Co. 2.50% 3/15/20	139,000	137,219
Tyson Foods, Inc. 2.65% 8/15/19	146,000	145,214

		665,152

Tobacco – 1.3%
BAT International Finance PLC 2.75% 6/15/20 (a)	995,000	977,205
Philip Morris International, Inc. 1.875% 2/25/21	100,000	96,469
Reynolds American, Inc. 3.25% 6/12/20	532,000	527,343

		1,601,017

TOTAL CONSUMER STAPLES		5,749,721

ENERGY – 6.8%
Oil, Gas & Consumable Fuels – 6.8%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,082,000	1,071,462
Cenovus Energy, Inc. 3.00% 8/15/22	428,000	402,988
Columbia Pipeline Group, Inc. 3.30% 6/1/20	41,000	40,810

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
DCP Midstream Operating LP 2.70% 4/1/19	$11,000	$10,945
Devon Energy Corp. 3.25% 5/15/22	520,000	502,178
Energy Transfer Partners LP 4.20% 9/15/23	261,000	255,745
Enterprise Products Operating LLC:
2.80% 2/15/21	436,000	427,894
2.85% 4/15/21	392,000	384,842
EQT Corp. 2.50% 10/1/20	95,000	92,324
Exxon Mobil Corp. 2.222% 3/1/21	217,000	212,097
Kinder Morgan, Inc. 3.05% 12/1/19	437,000	433,817
MPLX LP:
3.375% 3/15/23	339,000	325,374
4.50% 7/15/23	219,000	219,909
Petroleos Mexicanos 6.375% 2/4/21	300,000	302,703
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	682,000	662,502
Shell International Finance BV:
2.125% 5/11/20	256,000	252,169
2.25% 11/10/20	67,000	65,767
The Williams Companies., Inc. 3.60% 3/15/22	791,000	776,625
Total Capital International S.A. 2.75% 6/19/21	140,000	138,095
TransCanada PipeLines Ltd.:
2.125% 11/15/19	109,000	107,741
2.50% 8/1/22	724,000	689,861
3.125% 1/15/19	260,000	259,867
Western Gas Partners LP 5.375% 6/1/21	471,000	483,119

TOTAL ENERGY		8,118,834

FINANCIALS – 32.5%
Banks – 15.3%
Bank of America Corp. 2.625% 10/19/20 to 4/19/21	2,475,000	2,424,210
Barclays PLC:
2.75% 11/8/19	554,000	548,337
3.25% 1/12/21	1,203,000	1,173,834
Citigroup, Inc.:
2.50% 7/29/19	643,000	640,167
2.65% 10/26/20	53,000	52,090
2.70% 10/27/22	1,943,000	1,855,504

	Principal Amount	Value
Citizens Bank N.A. 2.55% 5/13/21	$500,000	$486,179
Compass Bank 3.50% 6/11/21	266,000	262,395
Discover Bank 3.35% 2/6/23	500,000	480,802
Fifth Third Bancorp 2.875% 7/27/20	101,000	100,084
First Horizon National Corp. 3.50% 12/15/20	105,000	104,453
ING Groep N.V. 3.15% 3/29/22	250,000	243,086
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	725,000	651,513
JPMorgan Chase & Co.:
2.25% 1/23/20	108,000	106,687
2.55% 10/29/20 to 3/1/21	2,908,000	2,849,068
2.75% 6/23/20	259,000	256,845
KeyCorp 2.90% 9/15/20	447,000	442,260
Regions Financial Corp.:
2.75% 8/14/22	566,000	543,107
3.20% 2/8/21	573,000	564,989
Royal Bank of Canada 2.35% 10/30/20	308,000	302,719
Royal Bank of Scotland Group PLC 3 month U.S. LIBOR + 1.550% 4.519% 6/25/24 (b)(c)	1,000,000	973,852
Santander Holdings USA, Inc. 3.40% 1/18/23	480,000	454,804
SunTrust Banks, Inc. 2.90% 3/3/21	252,000	248,352
Synovus Financial Corp. 3.125% 11/1/22	131,000	123,468
The Bank of Nova Scotia 2.35% 10/21/20	90,000	88,405
The Huntington National Bank 2.50% 8/7/22	250,000	239,047
Wells Fargo & Co.:
2.10% 7/26/21	2,160,000	2,072,899
2.60% 7/22/20	47,000	46,266

		18,335,422

Capital Markets – 4.7%
Credit Suisse Group AG 3.574% 1/9/23 (a)	250,000	243,072
Goldman Sachs Group, Inc.:
2.625% 4/25/21	2,278,000	2,217,165
3.20% 2/23/23	471,000	455,666
Intercontinental Exchange, Inc. 3.45% 9/21/23	168,000	166,640
Morgan Stanley:
2.375% 7/23/19	563,000	559,891

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Capital Markets – continued
2.50% 4/21/21	$67,000	$65,161
2.625% 11/17/21	1,791,000	1,731,570
2.65% 1/27/20	213,000	211,234
4.875% 11/1/22	46,000	46,986

		5,697,385

Consumer Finance – 5.5%
American Express Credit Corp. 2.25% 5/5/21	1,748,000	1,694,417
American Honda Finance Corp.:
1.70% 9/9/21	992,000	947,758
2.15% 3/13/20	134,000	132,057
Capital One Financial Corp. 3.20% 1/30/23	1,302,000	1,258,095
Caterpillar Financial Services Corp. 2.25% 12/1/19	110,000	109,056
Ford Motor Credit Co. LLC 3.339% 3/28/22	1,500,000	1,413,388
Hyundai Capital America:
2.00% 7/1/19 (a)	138,000	136,954
2.60% 3/19/20 (a)	90,000	88,645
Synchrony Financial 3.00% 8/15/19	99,000	98,300
Toyota Motor Credit Corp. 2.60% 1/11/22	708,000	692,465

		6,571,135

Diversified Financial Services – 4.5%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	300,000	285,404
Aon PLC 2.80% 3/15/21	440,000	432,131
AXA Equitable Holdings, Inc. 3.90% 4/20/23 (a)	18,000	17,647
BP Capital Markets PLC 2.521% 1/15/20	387,000	384,462
Deutsche Bank AG:
2.50% 2/13/19	193,000	192,367
2.85% 5/10/19	82,000	81,508
3.15% 1/22/21	125,000	120,557
3.30% 11/16/22	1,250,000	1,165,529
General Motors Financial Co., Inc.:
3.20% 7/13/20	504,000	498,579
3.25% 1/5/23	992,000	933,387
4.20% 3/1/21	289,000	287,640
Intercontinental Exchange, Inc. 2.75% 12/1/20	95,000	93,855
International Lease Finance Corp. 5.875% 8/15/22	147,000	154,095
Moody’s Corp.:
2.625% 1/15/23	492,000	468,339

	Principal Amount	Value
2.75% 12/15/21	$43,000	$41,777
UBS AG 2.45% 12/1/20 (a)	200,000	195,594
Washington Prime Group LP 3.85% 4/1/20	117,000	115,867

		5,468,738

Insurance – 2.5%
American International Group, Inc.:
2.30% 7/16/19	101,000	100,416
3.30% 3/1/21	189,000	186,799
4.875% 6/1/22	1,068,000	1,095,747
Aon Corp. 5.00% 9/30/20	97,000	99,434
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	239,000	244,013
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	441,000	428,523
4.80% 7/15/21	205,000	210,585
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	74,860
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	383,000	393,055
Unum Group 5.625% 9/15/20	140,000	144,548

		2,977,980

TOTAL FINANCIALS		39,050,660

HEALTH CARE – 7.3%
Biotechnology – 0.5%
Amgen, Inc.:
2.125% 5/1/20	117,000	115,102
2.20% 5/22/19	512,000	509,739

		624,841

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories 2.90% 11/30/21	489,000	477,715
Becton Dickinson & Co.: 2.894% 6/6/22	260,000	250,596
3 month U.S. LIBOR + 0.875% 3.261% 12/29/20 (b)(c)	142,000	141,460
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,052,000	1,008,487
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 3.089% 3/19/21 (b)(c)	123,000	122,593

		2,000,851

Health Care Providers & Services – 2.0%
Anthem, Inc. 2.95% 12/1/22	59,000	56,922

Quarterly Report	4

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Health Care Providers & Services – continued
Express Scripts Holding Co.:
2.60% 11/30/20	$48,000	$47,021
4.75% 11/15/21	1,049,000	1,075,497
Halfmoon Parent, Inc.:
3.40% 9/17/21 (a)	413,000	409,463
3.75% 7/15/23 (a)	110,000	108,522
Humana, Inc. 2.50% 12/15/20	146,000	142,712
UnitedHealth Group, Inc.:
2.125% 3/15/21	459,000	447,311
2.70% 7/15/20	99,000	98,282

		2,385,730

Pharmaceuticals – 3.2%
AbbVie, Inc. 2.50% 5/14/20	118,000	116,264
Allergan Funding SCS:
3.00% 3/12/20	191,000	189,774
3.45% 3/15/22	920,000	899,827
Bayer US Finance II LLC 3.50% 6/25/21 (a)	500,000	494,932
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	195,000	194,878
4.272% 8/28/23 (a)	44,000	43,684
GlaxoSmithKline Capital PLC 3.125% 5/14/21	165,000	164,133
Mylan N.V.:
2.50% 6/7/19	135,000	134,218
3.15% 6/15/21	1,128,000	1,101,337
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	205,229
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	137,000	135,124
2.20% 7/21/21	112,000	103,993
Zoetis, Inc. 3.45% 11/13/20	29,000	29,000

		3,812,393

TOTAL HEALTH CARE		8,823,815

INDUSTRIALS – 3.0%
Aerospace & Defense – 0.6%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	181,000	177,946
Lockheed Martin Corp. 2.50% 11/23/20	147,000	144,546
Rockwell Collins, Inc. 1.95% 7/15/19	92,000	91,288
United Technologies Corp. 3.35% 8/16/21	262,000	261,254

		675,034

	Principal Amount	Value
Airlines – 0.4%
Delta Air Lines, Inc. 2.875% 3/13/20	$517,000	$512,832

Industrial Conglomerates – 1.1%
General Electric Co. 2.20% 1/9/20	821,000	798,729
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	108,000	106,749
Roper Technologies, Inc.:
2.80% 12/15/21	132,000	128,352
3.00% 12/15/20	94,000	93,023
3.65% 9/15/23	157,000	154,702

		1,281,555

Machinery – 0.2%
Wabtec Corp. 4.15% 3/15/24	320,000	308,936

Trading Companies & Distributors – 0.7%
Air Lease Corp.:
2.50% 3/1/21	124,000	120,369
2.625% 7/1/22	492,000	469,768
3.375% 6/1/21	99,000	97,265
4.75% 3/1/20	111,000	112,567

		799,969

TOTAL INDUSTRIALS		3,578,326

INFORMATION TECHNOLOGY – 2.8%
Communications Equipment – 0.1%
Cisco Systems, Inc. 1.85% 9/20/21	138,000	132,625

Electronic Equipment, Instruments & Components – 0.2%
Amphenol Corp.:
2.20% 4/1/20	126,000	123,876
3.20% 4/1/24	37,000	35,359
Tyco Electronics Group S.A. 2.35% 8/1/19	100,000	99,482

		258,717

IT Services – 0.7%
The Western Union Co. 4.25% 6/9/23	810,000	805,517
Xerox Corp. 2.75% 3/15/19	63,000	62,882

		868,399

Semiconductors & Semiconductor Equipment – 0.1%
Analog Devices, Inc. 2.85% 3/12/20	142,000	141,134

Software – 0.4%
Oracle Corp. 1.90% 9/15/21	442,000	425,324

Technology Hardware, Storage & Peripherals – 1.3%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	439,000	438,058

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Technology Hardware, Storage & Peripherals – continued
4.42% 6/15/21 (a)	$1,049,000	$1,050,136

		1,488,194

TOTAL INFORMATION TECHNOLOGY		3,314,393

MATERIALS – 0.5%
Chemicals – 0.5%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	121,000	118,810
The Mosaic Co. 3.25% 11/15/22	492,000	477,016

TOTAL MATERIALS		595,826

REAL ESTATE – 2.6%
Equity Real Estate Investment Trusts (REITs) – 2.2%
Boston Properties LP 3.20% 1/15/25	776,000	732,100
Brixmor Operating Partnership LP 3.875% 8/15/22	417,000	413,598
DDR Corp. 4.625% 7/15/22	117,000	119,308
Digital Realty Trust LP 3.40% 10/1/20	72,000	71,735
Federal Realty Investment Trust 2.55% 1/15/21	115,000	112,807
Healthcare Trust of America Holdings LP 2.95% 7/1/22	101,000	97,189
Omega Healthcare Investors, Inc. 4.375% 8/1/23	307,000	302,970
Simon Property Group LP 2.75% 6/1/23	709,000	681,008
Welltower, Inc. 3.95% 9/1/23	99,000	98,374

		2,629,089

Real Estate Management & Development – 0.4%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	36,000	35,795
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	9,868
ERP Operating LP 2.375% 7/1/19	111,000	110,411
Ventas Realty LP 3.125% 6/15/23	214,000	206,688
Ventas Realty LP / Ventas Capital Corp. 2.70% 4/1/20	110,000	108,779

		471,541

TOTAL REAL ESTATE		3,100,630

	Principal Amount	Value
UTILITIES – 6.0%
Electric Utilities – 2.2%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	$126,000	$123,393
2.80% 1/15/23	147,000	142,530
Duke Energy Corp. 1.80% 9/1/21	373,000	354,777
Emera US Finance LP 2.70% 6/15/21	444,000	430,086
Eversource Energy 2.50% 3/15/21	436,000	426,455
Exelon Corp.:
2.85% 6/15/20	94,000	92,490
3.497% 6/1/22	451,000	437,421
ITC Holdings Corp. 2.70% 11/15/22	165,000	157,514
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 3.031% 3/27/20 (b)(c)	108,000	108,008
The Southern Co.:
1.85% 7/1/19	138,000	136,870
2.35% 7/1/21	146,000	140,626
Xcel Energy, Inc. 2.40% 3/15/21	67,000	65,548

		2,615,718

Independent Power and Renewable Electricity Producers – 0.3%
Southern Power Co. 2.375% 6/1/20	440,000	432,402

Multi-Utilities – 3.5%
American Electric Power Co., Inc. 2.15% 11/13/20	460,000	447,968
CenterPoint Energy, Inc. 2.50% 9/1/22	429,000	405,705
Consolidated Edison, Inc. 2.00% 5/15/21	205,000	198,027
Dominion Energy, Inc.:
2.00% 8/15/21	1,040,000	990,431
2.50% 12/1/19	141,000	139,611
NiSource Finance Corp. 2.65% 11/17/22	133,000	128,066
NiSource, Inc. 3.65% 6/15/23 (a)	289,000	284,201
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	147,000	139,402
2.65% 11/15/22	147,000	140,126
Sempra Energy:
1.625% 10/7/19	117,000	115,073
2.40% 3/15/20	383,000	376,338
2.85% 11/15/20	122,000	120,129
2.90% 2/1/23	40,000	38,194
Virginia Electric & Power Co. 2.75% 3/15/23	142,000	137,054

Quarterly Report	6

Nonconvertible Bonds – continued

	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
WEC Energy Group, Inc.:
2.45% 6/15/20	$69,000	$68,023
3.375% 6/15/21	493,000	489,370

		4,217,718

TOTAL UTILITIES		7,265,838

TOTAL NONCONVERTIBLE BONDS (Cost $90,789,947)		89,062,732

U.S. Treasury Obligations – 22.1%

U.S. Treasury Notes:
1.125%, 2/28/21	9,645,000	9,293,108
1.625%, 5/31/23	5,311,300	5,037,021
1.875%, 9/30/22	5,001,300	4,826,450
2.375%, 4/30/20	7,375,000	7,332,652

TOTAL U.S. TREASURY OBLIGATIONS (Cost $26,508,713)		26,489,231

Collateralized Mortgage Obligations – 1.2%

PRIVATE SPONSOR – 1.1%
BENCHMARK Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	216,127
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	312,705	307,793
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	113,796
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	267,086
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	443,649	438,086

TOTAL PRIVATE SPONSOR		1,342,888

U.S. GOVERNMENT AGENCY – 0.1%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	101,041	97,419

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,477,361)		1,440,307

Asset-Backed Securities – 0.8%

	Principal Amount	Value
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	$6,130	$6,129
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	200,970
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	248,786
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	326,681
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	207,767

TOTAL ASSET-BACKED SECURITIES (Cost $999,072)		990,333

Municipal Securities – 0.6%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	170,000	171,135
New York State Urban Development Corp.:
2.55% 3/15/22	290,000	284,847
2.70% 3/15/23	240,000	234,189

TOTAL MUNICIPAL SECURITIES (Cost $700,489)		690,171

Money Market Funds – 0.8%

	Shares
Fidelity Cash Central Fund, 2.27% (d) (Cost $917,259)	917,085	917,268

TOTAL INVESTMENT PORTFOLIO – 99.7% (Cost $121,392,841)		119,590,042

NET OTHER ASSETS (LIABILITIES) – 0.3%		393,337

NET ASSETS – 100.0%		$119,983,379

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,696,646 or 7.2% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

7	Quarterly Report

Schedule of Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$13,920

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$89,062,732	$—	$89,062,732	$—

U.S. Treasury Obligations	26,489,231	—	26,489,231	—

Collateralized Mortgage Obligations	1,440,307	—	1,440,307	—

Asset-Backed Securities	990,333	—	990,333	—

Municipal Securities	690,171	—	690,171	—

Money Market Funds	917,268	917,268	—	—

Total Investments in Securities:	$119,590,042	$917,268	$118,672,774	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Low Duration Bond Factor ETF

November 30, 2018

LDE-QTLY-0119

1.9887645.100

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 88.0%

	Principal Amount	Value
COMMUNICATION SERVICES – 2.2%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
3 month U.S. LIBOR + 0.670% 3.001% 3/11/19 (a)(b)	$75,000	$75,066
3 month U.S. LIBOR + 0.650% 3.086% 1/15/20 (a)(b)	30,000	30,067
3 month U.S. LIBOR + 0.950% 3.386% 7/15/21 (a)(b)	141,000	141,768
3 month U.S. LIBOR + 0.750% 3.488% 6/1/21 (a)(b)	76,000	76,309
Verizon Communications, Inc. 3 month U.S. LIBOR + 1.000% 3.334% 3/16/22 (a)(b)	133,000	134,337

TOTAL COMMUNICATION SERVICES		457,547

CONSUMER DISCRETIONARY – 7.6%
Automobiles – 5.1%
Daimler Finance North America LLC 3 month U.S. LIBOR + 0.550% 3.132% 5/4/21 (a)(b)(c)	226,000	225,473
Ford Motor Credit Co. LLC 3 month U.S. LIBOR + 0.830% 3.448% 8/12/19 (a)(b)	800,000	799,656
Nissan Motor Acceptance Corp. 3 month U.S. LIBOR + 0.890% 3.326% 1/13/22 (a)(b)(c)	50,000	50,041

		1,075,170

Diversified Financial Services – 0.7%
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 1.550% 3.986% 1/14/22 (a)(b)	150,000	150,222

Hotels, Restaurants & Leisure – 0.2%
McDonald’s Corp. 3 month U.S. LIBOR + 0.430% 2.939% 10/28/21 (a)(b)	50,000	49,902

Media – 1.6%
Comcast Corp. 3 month U.S. LIBOR + 0.440% 2.848% 10/1/21 (a)(b)	192,000	192,008
The Walt Disney Co. 3 month U.S. LIBOR + 0.190% 2.506% 6/5/20 (a)(b)	146,000	145,977

		337,985

TOTAL CONSUMER DISCRETIONARY		1,613,279

CONSUMER STAPLES – 3.6%
Beverages – 0.3%
Constellation Brands, Inc. 3 month U.S. LIBOR + 0.700% 3.209% 11/15/21 (a)(b)	72,000	71,511

	Principal Amount	Value
Food & Staples Retailing – 2.2%
Campbell Soup Co. 3 month U.S. LIBOR + 0.630% 2.964% 3/15/21 (a)(b)	$44,000	$43,648
CVS Health Corp.:
3 month U.S. LIBOR + 0.630% 2.957% 3/9/20 (a)(b)	202,000	202,151
3 month U.S. LIBOR + 0.720% 3.047% 3/9/21 (a)(b)	87,000	87,050
Walmart, Inc. 3 month U.S. LIBOR + 0.230% 2.596% 6/23/21 (a)(b)	120,000	120,155

		453,004

Food Products – 0.6%
Conagra Brands, Inc. 3 month U.S. LIBOR + 0.750% 3.219% 10/22/20 (a)(b)	50,000	49,899
General Mills, Inc. 3 month U.S. LIBOR + 0.540% 2.976% 4/16/21 (a)(b)	78,000	77,660

		127,559

Tobacco – 0.5%
BAT Capital Corp. 3 month U.S. LIBOR + 0.880% 3.496% 8/15/22 (a)(b)	106,000	105,899

TOTAL CONSUMER STAPLES		757,973

ENERGY – 3.7%
Oil, Gas & Consumable Fuels – 3.7%
BP Capital Markets PLC 3 month U.S. LIBOR + 0.650% 2.989% 9/19/22 (a)(b)	39,000	39,343
Chevron Corp.:
3 month U.S. LIBOR + 0.480% 3.218% 3/3/22 (a)(b)	64,000	64,382
3 month U.S. LIBOR + 0.530% 3.268% 3/3/22 (a)(b)	44,000	44,180
ConocoPhillips Co. 3 month U.S. LIBOR + 0.900% 3.516% 5/15/22 (a)(b)	90,000	91,278
Enbridge, Inc. 3 month U.S. LIBOR + 0.700% 3.034% 6/15/20 (a)(b)	234,000	233,999
EQT Corp. 3 month U.S. LIBOR + 0.770% 3.166% 10/1/20 (a)(b)	112,000	111,843
Exxon Mobil Corp. 3 month U.S. LIBOR + 0.370% 2.693% 3/6/22 (a)(b)	52,000	52,174
Shell International Finance BV 3 month U.S. LIBOR + 0.400% 3.018% 11/13/23 (a)(b)	46,000	45,599

Quarterly Report	2

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Spectra Energy Partners LP 3 month U.S. LIBOR + 0.700% 3.016% 6/5/20 (a)(b)	$100,000	$100,100

TOTAL ENERGY		782,898

FINANCIALS – 59.1%
Banks – 28.4%
Australia & New Zealand Banking Group Ltd.:
3 month U.S. LIBOR + 0.660% 3.026% 9/23/19 (a)(b)(c)	250,000	250,808
3 month U.S. LIBOR + 0.500% 3.14% 8/19/20 (a)(b)(c)	250,000	250,513
Bank of Montreal:
3 month U.S. LIBOR + 0.440% 2.774% 6/15/20 (a)(b)	25,000	25,035
3 month U.S. LIBOR + 0.460% 2.896% 4/13/21 (a)(b)	61,000	60,970
3 month U.S. LIBOR + 0.630% 2.961% 9/11/22 (a)(b)	102,000	102,510
Barclays Bank PLC 3 month U.S. LIBOR + 0.650% 3.239% 8/7/20 (a)(b)	194,000	193,782
BB&T Corp.:
3 month U.S. LIBOR + 0.220% 2.761% 2/1/21 (a)(b)	106,000	105,602
3 month U.S. LIBOR + 0.570% 2.904% 6/15/20 (a)(b)	125,000	125,115
Canadian Imperial Bank of Commerce:
3 month U.S. LIBOR + 0.310% 2.718% 10/5/20 (a)(b)	145,000	144,979
3 month U.S. LIBOR + 0.660% 2.994% 9/13/23 (a)(b)	16,000	15,997
Citibank N.A. 3 month U.S. LIBOR + 0.500% 2.834% 6/12/20 (a)(b)	250,000	250,156
Commonwealth Bank of Australia 3 month U.S. LIBOR + 0.680% 3.017% 9/18/22 (a)(b)(c)	151,000	150,628
Cooperatieve Rabobank UA 3 month U.S. LIBOR + 0.510% 3.111% 8/9/19 (a)(b)	500,000	501,305
ING Bank N.V. 3 month U.S. LIBOR + 0.690% 3.086% 10/1/19 (a)(b)(c)	200,000	200,628
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.290% 2.831% 2/1/21 (a)(b)	340,000	338,506
3 month U.S. LIBOR + 1.205% 3.714% 10/29/20 (a)(b)	105,000	106,356

	Principal Amount	Value
Mitsubishi UFJ Financial Group, Inc.:
3 month U.S. LIBOR + 0.790% 3.28% 7/25/22 (a)(b)	$80,000	$79,822
3 month U.S. LIBOR + 0.860% 3.368% 7/26/23 (a)(b)	54,000	54,094
3 month U.S. LIBOR + 0.740% 3.478% 3/2/23 (a)(b)	62,000	61,749
3 month U.S. LIBOR + 0.920% 3.609% 2/22/22 (a)(b)	90,000	90,748
Mizuho Financial Group, Inc. 3 month U.S. LIBOR + 0.940% 3.647% 2/28/22 (a)(b)	200,000	200,944
National Australia Bank Ltd. 3 month U.S. LIBOR + 0.510% 3.187% 5/22/20 (a)(b)(c)	250,000	250,327
Royal Bank of Canada:
3 month U.S. LIBOR + 0.450% 2.864% 1/10/19 (a)(b)	77,000	77,019
3 month U.S. LIBOR + 0.390% 2.91% 4/30/21 (a)(b)	203,000	202,583
3 month U.S. LIBOR + 0.240% 2.946% 8/29/19 (a)(b)	80,000	80,017
3 month U.S. LIBOR + 0.660% 3.068% 10/5/23 (a)(b)	32,000	31,646
SunTrust Bank:
3 month U.S. LIBOR + 0.500% 3.008% 10/26/21 (a)(b)	50,000	49,996
3 month U.S. LIBOR + 0.530% 3.057% 1/31/20 (a)(b)	106,000	106,145
Svenska Handelsbanken AB 3 month U.S. LIBOR + 0.490% 2.813% 9/6/19 (a)(b)	250,000	250,298
The Toronto-Dominion Bank:
3 month U.S. LIBOR + 0.440% 2.838% 7/2/19 (a)(b)	224,000	224,386
3 month U.S. LIBOR + 0.420% 2.865% 1/18/19 (a)(b)	180,000	180,054
3 month U.S. LIBOR + 0.640% 3.09% 7/19/23 (a)(b)	50,000	49,892
3 month U.S. LIBOR + 1.000% 3.408% 4/7/21 (a)(b)	110,000	111,382
US Bank N.A. 3 month U.S. LIBOR + 0.250% 2.737% 7/24/20 (a)(b)	250,000	249,433
Wells Fargo & Co.:
3 month U.S. LIBOR + 0.880% 3.349% 7/22/20 (a)(b)	214,000	215,476
3 month U.S. LIBOR + 1.110% 3.597% 1/24/23 (a)(b)	60,000	60,319
3 month U.S. LIBOR + 1.340% 3.661% 3/4/21 (a)(b)	101,000	102,223
3 month U.S. LIBOR + 1.230% 3.757% 10/31/23 (a)(b)	269,000	269,569

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Westpac Banking Corp.:
3 month U.S. LIBOR + 0.720% 3.336% 5/15/23 (a)(b)	$102,000	$101,450
3 month U.S. LIBOR + 0.850% 3.49% 8/19/21 (a)(b)	97,000	97,835

		6,020,297

Capital Markets – 1.7%
State Street Corp. 3 month U.S. LIBOR + 0.900% 3.54% 8/18/20 (a)(b)	66,000	66,665
TD Ameritrade Holding Corp. 3 month U.S. LIBOR + 0.430% 2.971% 11/1/21 (a)(b)	50,000	49,986
The Bank of New York Mellon Corp. 3 month U.S. LIBOR + 0.480% 2.811% 9/11/19 (a)(b)	129,000	129,225
The Charles Schwab Corp. 3 month U.S. LIBOR + 0.320% 2.966% 5/21/21 (a)(b)	115,000	115,064

		360,940

Consumer Finance – 5.8%
American Express Co.:
3 month U.S. LIBOR + 0.330% 2.85% 10/30/20 (a)(b)	187,000	186,444
3 month U.S. LIBOR + 0.750% 3.332% 8/3/23 (a)(b)	14,000	13,921
American Express Credit Corp. 3 month U.S. LIBOR + 0.330% 2.912% 5/3/19 (a)(b)	50,000	50,018
American Honda Finance Corp. 3 month U.S. LIBOR + 0.340% 2.954% 2/14/20 (a)(b)	225,000	225,082
Capital One Financial Corp.:
3 month U.S. LIBOR + 0.720% 3.24% 1/30/23 (a)(b)	70,000	68,933
3 month U.S. LIBOR + 0.950% 3.277% 3/9/22 (a)(b)	102,000	101,831
3 month U.S. LIBOR + 0.760% 3.378% 5/12/20 (a)(b)	85,000	85,248
Caterpillar Financial Services Corp. 3 month U.S. LIBOR + 0.180% 2.796% 5/15/20 (a)(b)	168,000	167,615
Toyota Motor Credit Corp.:
3 month U.S. LIBOR + 0.280% 2.716% 4/13/21 (a)(b)	186,000	185,533
3 month U.S. LIBOR + 0.480% 2.807% 9/8/22 (a)(b)	52,000	52,143
3 month U.S. LIBOR + 0.440% 2.885% 10/18/19 (a)(b)	99,000	99,154

		1,235,922

	Principal Amount	Value
Diversified Financial Services – 21.4%
Bank of America Corp.:
3 month U.S. LIBOR + 0.650% 2.987% 10/1/21 (a)(b)	$50,000	$50,070
3 month U.S. LIBOR + 0.650% 3.023% 6/25/22 (a)(b)	74,000	73,540
3 month U.S. LIBOR + 1.040% 3.476% 1/15/19 (a)(b)	124,000	124,107
3 month U.S. LIBOR + 1.000% 3.487% 4/24/23 (a)(b)	117,000	116,860
3 month U.S. LIBOR + 1.160% 3.629% 1/20/23 (a)(b)	70,000	70,442
3 month U.S. LIBOR + 1.180% 3.649% 10/21/22 (a)(b)	67,000	67,389
Citigroup, Inc.:
3 month U.S. LIBOR + 0.790% 3.204% 1/10/20 (a)(b)	51,000	51,087
3 month U.S. LIBOR + 0.930% 3.247% 6/7/19 (a)(b)	60,000	60,174
3 month U.S. LIBOR + 0.950% 3.437% 7/24/23 (a)(b)	62,000	61,680
3 month U.S. LIBOR + 0.960% 3.45% 4/25/22 (a)(b)	157,000	156,824
3 month U.S. LIBOR + 1.190% 3.749% 8/2/21 (a)(b)	38,000	38,342
3 month U.S. LIBOR + 1.430% 4.168% 9/1/23 (a)(b)	93,000	93,724
Deutsche Bank AG:
3 month U.S. LIBOR + 0.815% 3.284% 1/22/21 (a)(b)	284,000	276,900
3 month U.S. LIBOR + 1.910% 4.528% 5/10/19 (a)(b)	54,000	54,000
General Motors Financial Co., Inc. 3 month U.S. LIBOR + 0.990% 3.398% 1/5/23 (a)(b)	43,000	41,848
Goldman Sachs Group, Inc.:
3 month U.S. LIBOR + 1.050% 3.366% 6/5/23 (a)(b)	78,000	77,821
3 month U.S. LIBOR + 0.750% 3.427% 2/23/23 (a)(b)	153,000	149,693
3 month U.S. LIBOR + 1.020% 3.497% 10/23/19 (a)(b)	422,000	424,580
3 month U.S. LIBOR + 1.110% 3.618% 4/26/22 (a)(b)	100,000	99,939
3 month U.S. LIBOR + 1.600% 4.306% 11/29/23 (a)(b)	84,000	84,901
HSBC Holdings PLC:
3 month U.S. LIBOR + 0.650% 2.984% 9/11/21 (a)(b)	200,000	198,515
3 month U.S. LIBOR + 2.240% 4.567% 3/8/21 (a)(b)	237,000	244,445

Quarterly Report	4

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
JPMorgan Chase & Co.:
3 month U.S. LIBOR + 0.900% 3.39% 4/25/23 (a)(b)	$98,000	$97,653
3 month U.S. LIBOR + 1.230% 3.717% 10/24/23 (a)(b)	118,000	118,260
Morgan Stanley:
3 month U.S. LIBOR + 0.550% 3.168% 2/10/21 (a)(b)	274,000	272,309
3 month U.S. LIBOR + 1.400% 3.869% 4/21/21 (a)(b)	225,000	228,368
3 month U.S. LIBOR + 1.400% 3.887% 10/24/23 (a)(b)	164,000	164,628
Sumitomo Mitsui Financial Group, Inc.:
3 month U.S. LIBOR + 0.800% 3.236% 10/16/23 (a)(b)	88,000	87,842
3 month U.S. LIBOR + 1.140% 3.59% 10/19/21 (a)(b)	203,000	206,154
The Bank of Nova Scotia:
3 month U.S. LIBOR + 0.620% 2.959% 9/19/22 (a)(b)	90,000	89,971
3 month U.S. LIBOR + 0.830% 3.266% 1/15/19 (a)(b)	186,000	186,141
UBS AG:
3 month U.S. LIBOR + 0.580% 2.907% 6/8/20 (a)(b)(c)	200,000	200,296
3 month U.S. LIBOR + 0.480% 3.218% 12/1/20 (a)(b)(c)	264,000	263,328

		4,531,831

Insurance – 1.8%
Jackson National Life Global Funding 3 month U.S. LIBOR + 0.480% 2.811% 6/11/21 (a)(b)(c)	90,000	89,781
Metropolitan Life Global Funding I 3 month U.S. LIBOR + 0.400% 2.734% 6/12/20 (a)(b)(c)	150,000	150,049
New York Life Global Funding 3 month U.S. LIBOR + 0.320% 2.912% 8/6/21 (a)(b)(c)	78,000	77,885
Principal Life Global Funding II 3 month U.S. LIBOR + 0.300% 2.977% 2/22/19 (a)(b)(c)	50,000	49,995

		367,710

TOTAL FINANCIALS		12,516,700

HEALTH CARE – 4.1%
Biotechnology – 0.5%
Amgen, Inc. 3 month U.S. LIBOR + 0.320% 2.935% 5/10/19 (a)(b)	115,000	115,060

	Principal Amount	Value
Health Care Equipment & Supplies – 1.3%
Becton Dickinson and Co. 3 month U.S. LIBOR + 1.030% 3.353% 6/6/22 (a)(b)	$90,000	$89,791
Express Scripts Holding Co. 3 month U.S. LIBOR + 0.750% 3.457% 11/30/20 (a)(b)	102,000	102,005
Medtronic, Inc. 3 month U.S. LIBOR + 0.800% 3.134% 3/15/20 (a)(b)	84,000	84,551

		276,347

Health Care Providers & Services – 0.7%
Halfmoon Parent, Inc. 3 month U.S. LIBOR + 0.650% 2.984% 9/17/21 (a)(b)(c)	148,000	146,899

Pharmaceuticals – 1.6%
Allergan Funding SCS 3 month U.S. LIBOR + 1.255% 3.589% 3/12/20 (a)(b)	111,000	111,777
GlaxoSmithKline Capital PLC 3 month U.S. LIBOR + 0.350% 2.964% 5/14/21 (a)(b)	93,000	92,814
Merck & Co., Inc. 3 month U.S. LIBOR + 0.375% 2.99% 2/10/20 (a)(b)	80,000	80,233
Zoetis, Inc. 3 month U.S. LIBOR + 0.440% 3.085% 8/20/21 (a)(b)	50,000	49,724

		334,548

TOTAL HEALTH CARE		872,854

INDUSTRIALS – 1.7%
Aerospace & Defense – 0.5%
General Dynamics Corp. 3 month U.S. LIBOR + 0.380% 2.998% 5/11/21 (a)(b)	67,000	67,139
United Technologies Corp. 3 month U.S. LIBOR + 0.350% 2.891% 11/1/19 (a)(b)	43,000	43,060

		110,199

Air Freight & Logistics – 0.3%
United Parcel Service, Inc. 3 month U.S. LIBOR + 8.380% 3.009% 5/16/22 (a)(b)	58,000	58,151

Industrial Conglomerates – 0.3%
General Electric Co. 3 month U.S. LIBOR + 1.000% 3.334% 3/15/23 (a)(b)	82,000	74,173

Machinery – 0.6%
John Deere Capital Corp.:
3 month U.S. LIBOR + 0.480% 2.807% 9/8/22 (a)(b)	37,000	36,882

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INDUSTRIALS – continued
Machinery – continued
3 month U.S. LIBOR + 0.550% 2.867% 6/7/23 (a)(b)	$87,000	$86,886

		123,768

TOTAL INDUSTRIALS		366,291

INFORMATION TECHNOLOGY – 2.6%
IT Services – 1.3%
IBM Credit LLC 3 month U.S. LIBOR + 0.260% 2.729% 1/20/21 (a)(b)	100,000	100,020
International Business Machines Corp. 3 month U.S. LIBOR + 0.370% 2.988% 2/12/19 (a)(b)	174,000	174,091

		274,111

Semiconductors & Semiconductor Equipment – 0.5%
Intel Corp. 3 month U.S. LIBOR + 0.080% 2.698% 5/11/20 (a)(b)	92,000	91,898
QUALCOMM, Inc. 3 month U.S. LIBOR + 0.730% 3.25% 1/30/23 (a)(b)	18,000	17,930

		109,828

Technology Hardware, Storage & Peripherals – 0.8%
Apple, Inc. 3 month U.S. LIBOR + 0.500% 3.101% 2/9/22 (a)(b)	145,000	146,117
Hewlett Packard Enterprise Co. 3 month U.S. LIBOR + 0.720% 3.059% 10/5/21 (a)(b)	28,000	27,830

		173,947

TOTAL INFORMATION TECHNOLOGY		557,886

MATERIALS – 0.6%
Chemicals – 0.6%
EI du Pont de Nemours & Co. 3 month U.S. LIBOR + 0.530% 3.071% 5/1/20 (a)(b)	118,000	118,240

UTILITIES – 2.8%
Electric Utilities – 0.1%
The Southern Co. 3 month U.S. LIBOR + 0.700% 3.096% 9/30/20 (a)(b)(c)	25,000	24,917

Independent Power and Renewable Electricity Producers – 0.5%
Southern Power Co. 3 month U.S. LIBOR + 0.550% 2.888% 12/20/20 (a)(b)(c)	103,000	102,387

	Principal Amount	Value
Multi-Utilities – 2.2%
Duke Energy Progress LLC 3 month U.S. LIBOR + 0.180% 2.507% 9/8/20 (a)(b)	$72,000	$72,002
NextEra Energy Capital Holdings, Inc. 3 month U.S. LIBOR + 0.400% 3.107% 8/21/20 (a)(b)	120,000	119,846
Sempra Energy:
3 month U.S. LIBOR + 0.450% 2.784% 3/15/21 (a)(b)	32,000	31,874
3 month U.S. LIBOR + 0.500% 2.936% 1/15/21 (a)(b)	250,000	248,001

		471,723

TOTAL UTILITIES		599,027

TOTAL NONCONVERTIBLE BONDS (Cost $18,723,907)		18,642,695

U.S. Treasury Obligations – 10.7%

U.S. Treasury Bonds:
2.25%, 2/15/27	293,000	277,698
2.75%, 2/15/28	317,000	310,598
2.875% 5/15/28 to 8/15/28	508,000	502,440
3.125%, 11/15/28	99,000	100,002
U.S. Treasury Notes:
1.50%, 8/15/26	89,000	80,159
1.625% 2/15/26 to 5/15/26	511,000	466,595
2.00%, 11/15/26	28,000	26,099
2.25% 11/15/25 to 11/15/27	139,000	131,053
2.375%, 5/15/27	233,000	222,651
6.75%, 8/15/26	117,000	147,699

TOTAL U.S. TREASURY OBLIGATIONS (Cost $2,256,692)		2,264,994

Money Market Funds – 1.3%

	Shares

Fidelity Cash Central Fund, 2.27% (d) (Cost $269,522)	269,469	269,522

TOTAL INVESTMENT PORTFOLIO – 100.0% (Cost $21,250,121)		21,177,211

NET OTHER ASSETS (LIABILITIES) – 0.0%		9,209

NET ASSETS – 100.0%		$21,186,420

Quarterly Report	6

Legend

(a)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,483,955 or 11.7% of net assets.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$1,665

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

Corporate Bonds	$18,642,695	$—	$18,642,695	$—

U.S. Treasury Obligations	2,264,994	—	2,264,994	—

Money Market Funds	269,522	269,522	—	—

Total Investments in Securities:	$21,177,211	$269,522	$20,907,689	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds and U.S government obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

7	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	8

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

November 30, 2018

T14-QTLY-0119

1.9862234.104

Schedule of Investments November 30, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations – 38.3%

	Principal Amount	Value
U.S. Treasury Bonds:
2.75%, 11/15/47	$1,247,000	$1,117,039
3.00%, 5/15/47	1,962,000	1,850,948
3.375%, 11/15/48	15,342,000	15,549,357
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	5,078,909	4,809,919
0.75% 7/15/28 to 2/15/45	4,597,062	4,457,402
0.875%, 2/15/47	5,052,710	4,592,505
1.00%, 2/15/46	1,189,463	1,118,126
1.375%, 2/15/44	2,750,666	2,819,290
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,835,017	5,466,415
0.375% 7/15/25 to 7/15/27	8,745,452	8,314,208
0.625%, 1/15/26	4,495,801	4,370,059
U.S. Treasury Notes:
1.125%, 8/31/21	3,225,100	3,081,482
1.25% 3/31/21 to 10/31/21	6,352,200	6,098,167
1.625%, 5/31/23	12,400,000	11,759,656
1.75% 12/31/20 to 6/30/22	9,940,200	9,671,847
1.875% 3/31/22 to 7/31/22	32,182,900	31,172,848
2.00%, 12/31/21	23,681,100	23,110,349
2.125% 12/31/22 to 11/30/24	17,876,600	17,310,661
2.25% 12/31/24 to 11/15/27	11,356,400	10,839,281
2.75%, 7/31/23	1,500,000	1,493,906
2.875%, 9/30/23	4,811,000	4,816,638

TOTAL U.S. TREASURY OBLIGATIONS (Cost $178,498,190)		173,820,103

Nonconvertible Bonds – 33.5%

COMMUNICATION SERVICES – 2.3%
Communications Equipment – 0.1%
AT&T, Inc. 4.45% 4/1/24	29,000	29,148
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	500,000	450,000

		479,148

Diversified Telecommunication Services – 1.1%
Altice Financing S.A. 7.50% 5/15/26 (a)	340,000	319,600
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	191,250
AT&T, Inc.:
2.45% 6/30/20	524,000	516,384
3.60% 2/17/23	162,000	159,487
6.30% 1/15/38	290,000	306,712
Frontier Communications Corp. 7.05% 10/1/46	214,000	110,210
Intelsat Jackson Holdings S.A.:
8.00% 2/15/24 (a)	293,000	306,566
8.50% 10/15/24 (a)	145,000	143,565

	Principal Amount	Value
9.50% 9/30/22 (a)	$100,000	$115,250
Level 3 Financing, Inc.:
5.375% 1/15/24	485,000	476,023
5.625% 2/1/23	211,000	210,894
Qwest Corp. 7.25% 9/15/25	90,000	95,366
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	192,000
Verizon Communications, Inc.:
2.625% 2/21/20	359,000	356,341
3.85% 11/1/42	79,000	66,225
4.522% 9/15/48	122,000	111,823
4.862% 8/21/46	224,000	213,725
5.012% 4/15/49 to 8/21/54	556,000	527,879
5.50% 3/16/47	809,000	844,936

		5,264,236

Media – 0.7%
Altice France S.A. 8.125% 2/1/27 (a)	200,000	196,000
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	334,533
5.375% 5/1/47	1,701,000	1,517,793
DISH DBS Corp.:
5.00% 3/15/23	322,000	281,750
7.75% 7/1/26	200,000	177,375
DISH Network Corp. 3.375% 8/15/26	120,000	105,348
NBCUniversal Media LLC:
4.45% 1/15/43	128,000	120,186
5.95% 4/1/41	90,000	99,638
Telenet Finance Luxembourg Notes Sarl 5.50% 3/1/28 (a)	200,000	183,000
Ziggo Secured Finance BV 5.50% 1/15/27 (a)	95,000	88,469

		3,104,092

Wireless Telecommunication Services – 0.4%
C&W Senior Financing DAC 7.50% 10/15/26 (a)	280,000	270,727
Millicom International Cellular S.A. 6.625% 10/15/26 (a)	200,000	202,000
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	102,800
Sprint Communications Inc. 6.00% 11/15/22	65,000	64,974
Sprint Corp.:
7.125% 6/15/24	200,000	203,000
7.875% 9/15/23	589,000	618,450

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
COMMUNICATION SERVICES – continued
Wireless Telecommunication Services – continued
T-Mobile USA, Inc. 6.375% 3/1/25	$259,000	$266,446

		1,728,397

TOTAL COMMUNICATION SERVICES		10,575,873

CONSUMER DISCRETIONARY – 2.4%
Diversified Consumer Services – 0.1%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	216,700
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,842
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	414,190

		644,732

Hotels, Restaurants & Leisure – 0.3%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	66,238
Eldorado Resorts, Inc.:
6.00% 4/1/25	80,000	78,000
6.00% 9/15/26 (a)	20,000	19,350
7.00% 8/1/23	82,000	85,690
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	155,000	153,992
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	75,000	72,375
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	64,400
Scientific Games International, Inc.:
5.00% 10/15/25 (a)	45,000	42,127
10.00% 12/1/22	175,000	181,326
Stars Group Holdings BV / Stars Group US Co-Borrower LLC 7.00% 7/15/26 (a)	195,000	194,269
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	73,100
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	91,437
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	71,438
Wynn Macau Ltd. 4.875% 10/1/24 (a)	135,000	122,512

		1,316,254

Internet & Direct Marketing Retail – 0.1%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	196,250

	Principal Amount	Value
Leisure Products – 0.1%
Mattel, Inc. 6.75% 12/31/25 (a)	$220,000	$207,350

Media – 1.8%
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	189,500
5.375% 5/1/25 (a)	377,000	370,402
5.50% 5/1/26 (a)	200,000	194,750
5.875% 4/1/24 to 5/1/27 (a)	1,097,000	1,098,548
Charter Communications Operating LLC / Charter Communications Operating Capital 6.484% 10/23/45	77,000	77,040
Comcast Corp.:
3.90% 3/1/38	71,000	63,859
3.969% 11/1/47	224,000	192,720
3.999% 11/1/49	256,000	221,679
4.00% 3/1/48	127,000	111,703
4.60% 8/15/45	181,000	173,532
4.65% 7/15/42	162,000	156,450
CSC Holdings LLC:
5.375% 7/15/23 (a)	400,000	397,000
5.50% 5/15/26 (a)	200,000	193,688
6.625% 10/15/25 (a)	700,000	727,916
7.75% 7/15/25 (a)	200,000	209,496
MDC Partners, Inc. 6.50% 5/1/24 (a)	324,000	275,400
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	400,000	388,600
5.375% 4/15/25 to 7/15/26 (a)	385,000	378,044
6.00% 7/15/24 (a)	90,000	92,138
Time Warner Cable LLC:
4.00% 9/1/21	1,413,000	1,409,376
5.50% 9/1/41	16,000	14,363
6.55% 5/1/37	26,000	26,388
6.75% 6/15/39	220,000	227,186
7.30% 7/1/38	211,000	228,205
Warner Media LLC 3.60% 7/15/25	473,000	443,584
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	500,000	455,940

		8,317,507

Specialty Retail – 0.0%
Sally Holdings LLC / Sally Capital, Inc. 5.625% 12/1/25	15,000	14,400

TOTAL CONSUMER DISCRETIONARY		10,696,493

CONSUMER STAPLES – 2.6%
Beverages – 0.8%
Anheuser-Busch InBev Finance, Inc.: 2.65% 2/1/21	1,197,000	1,172,927

3	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
CONSUMER STAPLES – continued
Beverages – continued
3.30% 2/1/23	$491,000	$475,406
4.90% 2/1/46	304,000	284,247
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	343,000	302,889
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,040
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	53,075
Molson Coors Brewing Co. 3.00% 7/15/26	1,250,000	1,113,797

		3,412,381

Food & Staples Retailing – 0.7%
CVS Health Corp.:
4.00% 12/5/23	200,000	198,544
4.10% 3/25/25	686,000	675,669
4.30% 3/25/28	796,000	775,365
4.78% 3/25/38	1,104,000	1,054,828
5.05% 3/25/48	521,000	504,682
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	33,523

		3,242,611

Food Products – 0.3%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	473,000	457,627
JBS USA LUX S.A. / JBS USA Finance Inc. 5.875% 7/15/24 (a)	300,000	294,750
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.75% 6/15/25 (a)	275,000	266,062
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	91,750
5.50% 3/1/25 (a)	100,000	95,375
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	44,663

		1,250,227

Hotels, Restaurants & Leisure – 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	475,000	435,813

Tobacco – 0.7%
Altria Group, Inc. 2.625% 1/14/20	100,000	99,055
BAT Capital Corp. 4.54% 8/15/47	1,500,000	1,218,176
Imperial Brands Finance PLC:
3.75% 7/21/22 (a)	400,000	392,382
4.25% 7/21/25 (a)	450,000	439,891

	Principal Amount	Value
Reynolds American, Inc.:
3.25% 6/12/20	$21,000	$20,816
4.00% 6/12/22	73,000	72,286
4.45% 6/12/25	53,000	51,524
4.85% 9/15/23	220,000	222,843
5.70% 8/15/35	28,000	28,037
5.85% 8/15/45	180,000	174,145
Vector Group Ltd. 6.125% 2/1/25 (a)	726,000	649,770

		3,368,925

TOTAL CONSUMER STAPLES		11,709,957

ENERGY – 6.2%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP:
5.375% 7/15/25	110,000	110,138
8.125% 8/16/30	215,000	244,562
Ensco PLC:
4.50% 10/1/24	140,000	103,600
7.75% 2/1/26	70,000	57,750
Halliburton Co.:
3.80% 11/15/25	63,000	60,674
4.85% 11/15/35	55,000	53,763
Nabors Industries, Inc. 5.50% 1/15/23	75,000	66,000
Noble Holding International Ltd.:
7.75% 1/15/24	113,000	98,875
7.875% 2/1/26 (a)	105,000	97,913
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26 (a)	105,000	102,506
Weatherford International Ltd.:
6.50% 8/1/36	180,000	100,800
9.875% 2/15/24	180,000	120,600

		1,217,181

Independent Power and Renewable Electricity Producers – 0.0%
Clearway Energy Operating LLC 5.75% 10/15/25 (a)	70,000	67,375

Oil, Gas & Consumable Fuels – 5.2%
Anadarko Finance Co. 7.50% 5/1/31	238,000	276,102
Anadarko Petroleum Corp.:
4.50% 7/15/44	500,000	425,170
4.85% 3/15/21	47,000	47,972
5.55% 3/15/26	766,000	794,721
6.20% 3/15/40	150,000	157,125
6.45% 9/15/36	180,000	191,321
6.60% 3/15/46	216,000	239,000
California Resources Corp. 8.00% 12/15/22 (a)	240,000	182,400

Quarterly Report	4

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Canadian Natural Resources Ltd. 5.85% 2/1/35	$90,000	$93,556
Cenovus Energy, Inc.:
4.25% 4/15/27	266,000	237,252
6.75% 11/15/39	350,000	336,281
Chesapeake Energy Corp. 8.00% 1/15/25	300,000	288,750
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	323,000	320,174
Columbia Pipeline Group, Inc.:
3.30% 6/1/20	99,000	98,542
4.50% 6/1/25	30,000	30,236
Comstock Escrow Corp. 9.75% 8/15/26 (a)	185,000	168,350
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	76,800
6.25% 4/1/23	160,000	158,800
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	70,000	69,300
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	500,000	420,000
Denbury Resources, Inc.:
4.625% 7/15/23	70,000	49,350
9.25% 3/31/22 (a)	220,000	219,450
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	193,776
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	69,601
Enbridge, Inc.:
4.25% 12/1/26	66,000	64,386
5.50% 12/1/46	77,000	78,344
Encana Corp.:
6.625% 8/15/37	185,000	199,969
7.375% 11/1/31	283,000	328,524
8.125% 9/15/30	560,000	688,387
Energy Transfer Partners LP:
4.20% 9/15/23	72,000	70,550
4.95% 6/15/28	246,000	237,717
5.80% 6/15/38	137,000	129,249
6.00% 6/15/48	339,000	326,415
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	86,638
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	110,000	95,700

	Principal Amount	Value
Hess Corp. 7.875% 10/1/29	$113,000	$125,886
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	180,000	174,600
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	181,500
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	36,800
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	125,000	92,500
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	59,400
5.00% 10/1/21	69,000	70,403
5.50% 3/1/44	280,000	265,855
6.55% 9/15/40	13,000	13,788
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	75,378
5.05% 2/15/46	34,000	30,704
Magnolia Oil & Gas Operating LLC / Magnolia Oil & Gas Finance Corp. 6.00% 8/1/26 (a)	100,000	96,750
MPLX LP:
4.50% 7/15/23	133,000	133,552
4.80% 2/15/29	83,000	81,674
4.875% 12/1/24	160,000	161,847
5.50% 2/15/49	249,000	237,914
Parsley Energy LLC / Parsley Finance Corp. 5.25% 8/15/25 (a)	165,000	155,925
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	200,000
Petrobras Global Finance BV:
5.75% 2/1/29	770,000	704,935
6.25% 3/17/24	220,000	222,420
7.25% 3/17/44	1,408,000	1,360,128
7.375% 1/17/27	651,000	673,199
Petroleos Mexicanos:
4.50% 1/23/26	200,000	171,400
4.625% 9/21/23	1,392,000	1,292,486
5.50% 1/21/21	460,000	458,160
5.625% 1/23/46	1,433,000	1,071,167
6.35% 2/12/48 (a)	1,200,000	957,480
6.375% 1/23/45	650,000	523,022
6.50% 3/13/27	594,000	555,687
6.75% 9/21/47	1,870,000	1,547,425
Phillips 66 4.30% 4/1/22	651,000	661,323

5	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Phillips 66 Partners LP 2.646% 2/15/20	$5,000	$4,929
Sanchez Energy Corp. 7.25% 2/15/23 (a)	300,000	258,750
Southwestern Energy Co.:
4.10% 3/15/22	200,000	192,500
7.50% 4/1/26	30,000	30,225
Sunoco LP / Sunoco Finance Corp.:
4.875% 1/15/23	65,000	63,375
5.50% 2/15/26	105,000	100,012
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	197,000
The Williams Companies., Inc.:
3.60% 3/15/22	103,000	101,128
3.70% 1/15/23	1,000,000	973,449
The Williams Companies.,Inc.:
3.90% 1/15/25	507,000	489,400
4.00% 11/15/21 to 9/15/25	226,000	218,935
4.50% 11/15/23	51,000	51,179
Western Gas Partners LP:
4.50% 3/1/28	300,000	281,401
4.65% 7/1/26	35,000	33,376
4.75% 8/15/28	80,000	75,440
5.375% 6/1/21	774,000	793,916

		23,708,231

Pipeline – 0.7%
Cheniere Corpus Christi Holdings LLC:
5.875% 3/31/25	400,000	412,000
7.00% 6/30/24	445,000	479,488
Cheniere Energy Partners LP:
5.25% 10/1/25	590,000	574,512
5.625% 10/1/26 (a)	160,000	155,600
SemGroup Corp.:
6.375% 3/15/25	205,000	192,700
7.25% 3/15/26	10,000	9,600
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22 to 11/15/23	210,000	200,300
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	200,000	189,000
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	455,000	404,529
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.125% 2/1/25	505,000	487,325
5.375% 2/1/27	105,000	100,800

	Principal Amount	Value
5.875% 4/15/26 (a)	$105,000	$104,475

		3,310,329

TOTAL ENERGY		28,303,116

FINANCIALS – 11.1%
Banks – 4.3%
Bank of America Corp.:
3.004% 12/20/23 (c)	805,000	771,874
3.419% 12/20/28 (c)	237,000	218,312
3.50% 4/19/26	227,000	215,306
3.864% 7/23/24 (c)	250,000	247,598
3.95% 4/21/25	229,000	221,318
4.20% 8/26/24	160,000	157,955
4.25% 10/22/26	2,225,000	2,156,023
6.10% 12/29/49 (c)(d)	204,000	205,785
Barclays PLC:
2.75% 11/8/19	400,000	395,911
4.375% 1/12/26	200,000	189,094
5.20% 5/12/26	429,000	408,505
CIT Group, Inc. 6.125% 3/9/28	510,000	524,025
Citigroup, Inc.:
2.40% 2/18/20	672,000	664,311
3 month U.S. LIBOR + 0.950% 2.876% 7/24/23 (b)(c)	250,000	239,723
3.142% 1/24/23 (c)	267,000	260,697
3.875% 3/26/25	278,000	267,400
4.00% 8/5/24	115,000	112,706
4.30% 11/20/26	127,000	122,377
4.40% 6/10/25	1,056,000	1,037,853
5.50% 9/13/25	779,000	811,562
Citizens Bank N.A. 2.50% 3/14/19	250,000	249,656
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	246,904
3.75% 3/26/25	250,000	237,061
3.80% 6/9/23	906,000	882,697
4.55% 4/17/26	250,000	246,017
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	175,385
5.71% 1/15/26 (a)	415,000	364,687
JPMorgan Chase & Co.:
2.95% 10/1/26	2,424,000	2,205,100
3.797% 7/23/24 (c)	75,000	74,177
3.875% 9/10/24	190,000	186,005
4.125% 12/15/26	415,000	404,153
4.452% 12/5/29 (c)(e)	1,200,000	1,200,707
Regions Financial Corp. 3.20% 2/8/21	81,000	79,868
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	958,479

Quarterly Report	6

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Banks – continued
6.00% 12/19/23	$653,000	$656,760
6.125% 12/15/22	1,446,000	1,467,619
Synchrony Bank 3.65% 5/24/21	289,000	282,823

		19,146,433

Capital Markets – 3.1%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	77,589
4.25% 2/15/24	138,000	139,309
Credit Suisse Group AG:
3.869% 1/12/29 (a)(c)	250,000	230,541
4.207% 6/12/24 (a)(c)	850,000	839,673
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (c)	100,000	96,485
3.20% 2/23/23	1,540,000	1,489,865
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (b)(c)	1,084,000	1,003,355
3.75% 5/22/25	200,000	191,053
3.814% 4/23/29 (c)	1,150,000	1,068,057
4.25% 10/21/25	540,000	521,013
6.75% 10/1/37	1,149,000	1,307,560
Lazard Group LLC 4.25% 11/14/20	96,000	97,075
Morgan Stanley:
3.125% 7/27/26	2,578,000	2,355,082
3.70% 10/23/24	86,000	83,654
3.737% 4/24/24 (c)	400,000	393,853
4.35% 9/8/26	2,314,000	2,245,732
4.875% 11/1/22	473,000	483,139
5.00% 11/24/25	1,500,000	1,520,837

		14,143,872

Consumer Finance – 1.4%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	128,050
5.75% 11/20/25	710,000	725,087
8.00% 11/1/31 to 11/1/31	404,000	471,200
Capital One Financial Corp. 3.80% 1/31/28	258,000	237,162
Discover Bank 4.682% 8/9/28 (c)	250,000	245,825
Discover Financial Services:
3.75% 3/4/25	572,000	542,012
3.85% 11/21/22	1,084,000	1,070,473
4.10% 2/9/27	253,000	235,225
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	764,136
Navient Corp.:
5.50% 1/25/23	430,000	405,275
5.875% 10/25/24	15,000	13,462
6.125% 3/25/24	30,000	28,050

	Principal Amount	Value
7.25% 1/25/22 to 9/25/23	$410,000	$412,350
Quicken Loans, Inc. 5.25% 1/15/28 (a)	190,000	169,100
Springleaf Finance Corp.:
6.875% 3/15/25	60,000	56,475
7.125% 3/15/26	185,000	172,864
Synchrony Financial:
3.00% 8/15/19	342,000	339,581
3.95% 12/1/27	449,000	379,181

		6,395,508

Diversified Financial Services – 1.6%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(c)	225,000	225,281
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 4.125% 7/3/23	255,000	249,927
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	261,459
4.625% 7/1/22	150,000	151,242
AXA Equitable Holdings, Inc. 3.90% 4/20/23 (a)	63,000	61,766
Deutsche Bank AG:
3.15% 1/22/21	372,000	358,779
3.30% 11/16/22	247,000	230,309
4.50% 4/1/25	1,000,000	859,767
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	74,489
3.50% 7/10/19	1,679,000	1,679,943
4.00% 1/15/25	50,000	46,969
4.20% 3/1/21	138,000	137,350
4.25% 5/15/23	5,000	4,874
4.35% 4/9/25	1,711,000	1,624,686
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	340,000	341,166
6.75% 2/1/24	305,000	306,906
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	42,482
Moody’s Corp.:
3.25% 1/15/28	108,000	100,253
4.875% 2/15/24	101,000	104,484
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	211,000	198,867
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	196,483

		7,257,482

Insurance – 0.6%
American International Group, Inc. 3.30% 3/1/21	69,000	68,197

7	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
AmWINS Group, Inc. 7.75% 7/1/26 (a)	$125,000	$124,375
Hartford Financial Services Group, Inc. 4.30% 4/15/43	590,000	535,441
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	132,705
Nuveen Finance LLC 4.125% 11/1/24 (a)	21,000	21,108
Pacific LifeCorp. 5.125% 1/30/43 (a)	540,000	541,281
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	329,039
Unum Group:
3.875% 11/5/25	349,000	335,058
4.00% 3/15/24	473,000	466,453
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	100,000	95,000
Voya Financial, Inc. 3.125% 7/15/24	130,000	122,388

		2,771,045

Real Estate Investment Trusts (REITs) – 0.1%
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	380,000	371,450
Starwood Property Trust, Inc. 4.75% 3/15/25	35,000	32,637

		404,087

TOTAL FINANCIALS		50,118,427

HEALTH CARE – 2.4%
Health Care Equipment & Supplies – 0.1%
Becton Dickinson and Co. 3.70% 6/6/27	213,000	198,571
Teleflex, Inc. 4.875% 6/1/26	85,000	82,319

		280,890

Health Care Providers & Services – 1.3%
CHS / Community Health Systems, Inc.:
5.125% 8/1/21	210,000	198,844
6.25% 3/31/23	375,000	347,812
CHS/Community Health Systems, Inc. 8.625% 1/15/24 (a)	80,000	81,300
Halfmoon Parent, Inc.:
3.75% 7/15/23 (a)	345,000	340,366
4.125% 11/15/25 (a)	167,000	164,950
4.375% 10/15/28 (a)	431,000	423,216
4.80% 8/15/38 (a)	268,000	259,431
4.90% 12/15/48 (a)	268,000	255,913

	Principal Amount	Value
HCA, Inc.:
4.75% 5/1/23	$5,000	$5,000
5.375% 2/1/25	574,000	577,587
6.50% 2/15/20	560,000	575,400
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	342,000	346,275
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	196,500
4.625% 7/15/24	110,000	105,535
6.75% 6/15/23	100,000	98,750
7.00% 8/1/25	145,000	141,375
8.125% 4/1/22	560,000	580,300
The Toledo Hospital:
5.325% 11/15/28	154,000	154,700
6.015% 11/15/48	738,000	742,985
Vizient, Inc. 10.375% 3/1/24 (a)	110,000	119,625
WellCare Health Plans, Inc. 5.375% 8/15/26 (a)	25,000	24,817

		5,740,681

Life Sciences Tools & Services – 0.2%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	943,000	947,329

Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	943,000	922,323
Bausch Health Cos., Inc.:
5.50% 3/1/23 to 11/1/25 (a)	295,000	288,294
6.50% 3/15/22 (a)	130,000	134,387
7.00% 3/15/24 (a)	400,000	418,500
9.25% 4/1/26 (a)	90,000	95,822
Bausch Health Cos., Inc. (Reg. S) 6.125% 4/15/25	279,000	261,897
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	80,538
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	85,000	85,000
Elanco Animal Health, Inc.:
3.912% 8/27/21 (a)	69,000	68,957
4.272% 8/28/23 (a)	219,000	217,429
4.90% 8/28/28 (a)	92,000	92,593
Mylan N.V.:
2.50% 6/7/19	40,000	39,768
3.15% 6/15/21	613,000	598,510
3.95% 6/15/26	90,000	82,658
Mylan, Inc. 4.55% 4/15/28 (a)	150,000	139,963
Teva Pharmaceutical Finance Netherlands III BV 2.20% 7/21/21	136,000	126,278

Quarterly Report	8

Nonconvertible Bonds – continued

	Principal Amount	Value
HEALTH CARE – continued
Pharmaceuticals – continued
Zoetis, Inc. 3.25% 2/1/23	$100,000	$97,589

		3,750,506

TOTAL HEALTH CARE		10,719,406

INDUSTRIALS – 1.2%
Aerospace & Defense – 0.1%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	205,000	198,338
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	108,974
6.125% 1/15/23 (a)	180,000	171,000

		478,312

Commercial Services & Supplies – 0.1%
APX Group, Inc.:
7.625% 9/1/23	307,000	249,438
8.75% 12/1/20	182,000	174,265
Refinitiv US Holdings, Inc. 6.25% 5/15/26 (a)	85,000	83,884
Tervita Escrow Corp. 7.625% 12/1/21 (a)	15,000	14,700
The ADT Corp. 4.875% 7/15/32 (a)	185,000	146,150

		668,437

Construction & Engineering – 0.2%
AECOM:
5.125% 3/15/27	387,000	351,977
5.875% 10/15/24	410,000	411,537
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	135,000	119,138
frontdoor, Inc. 6.75% 8/15/26 (a)	35,000	33,731

		916,383

Containers & Packaging – 0.2%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
6.00% 2/15/25 (a)	205,000	190,906
7.25% 5/15/24 (a)	285,000	287,850
Crown Americas LLC / Crown Americas Capital Corp. 4.75% 2/1/26 (a)	65,000	62,647
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	41,850
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	37,450
Flex Acquisition Co., Inc. 6.875% 1/15/25 (a)	20,000	18,475

	Principal Amount	Value
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer (Luxembourg) SA 5.125% 7/15/23 (a)	$200,000	$195,250
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	89,300

		923,728

Diversified Financial Services – 0.2%
Avolon Holdings Funding Ltd.:
5.125% 10/1/23 (a)	540,000	537,975
5.50% 1/15/23 (a)	70,000	70,175
Park Aerospace Holdings Ltd.:
4.50% 3/15/23 (a)	20,000	19,450
5.25% 8/15/22 (a)	75,000	75,000
5.50% 2/15/24 (a)	50,000	50,306

		752,906

IT Services – 0.1%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	310,000	296,050

Machinery – 0.0%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	180,000	174,600

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	316,796
3.375% 6/1/21	72,000	70,738
3.75% 2/1/22	51,000	50,590
3.875% 7/3/23	455,000	444,812
4.25% 9/15/24	125,000	123,143
4.75% 3/1/20	125,000	126,765
Fly Leasing Ltd. 5.25% 10/15/24	215,000	199,950
FLY Leasing Ltd. 6.375% 10/15/21	100,000	101,000

		1,433,794

TOTAL INDUSTRIALS		5,644,210

INFORMATION TECHNOLOGY – 0.4%
IT Services – 0.1%
Fair Isaac Corp. 5.25% 5/15/26 (a)	110,000	108,487
First Data Corp. 5.75% 1/15/24 (a)	120,000	120,450

		228,937

Semiconductors & Semiconductor Equipment – 0.0%
Qorvo, Inc. 5.50% 7/15/26 (a)	90,000	87,300

Software – 0.3%
Ascend Learning LLC 6.875% 8/1/25 (a)	75,000	72,750

9	Quarterly Report

Schedule of Investments (Unaudited) – continued

Nonconvertible Bonds – continued

	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
Software – continued
CDK Global, Inc. 5.875% 6/15/26	$70,000	$69,650
IMS Health, Inc. 5.00% 10/15/26 (a)	100,000	96,250
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	109,538
Nuance Communications, Inc. 5.625% 12/15/26	130,000	124,839
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	299,000	322,172
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	300,000	309,000
Symantec Corp. 5.00% 4/15/25 (a)	185,000	179,097
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	226,000	220,350

		1,503,646

TOTAL INFORMATION TECHNOLOGY		1,819,883

MATERIALS – 0.7%
Chemicals – 0.4%
Consolidated Energy Finance S.A.:
6.50% 5/15/26 (a)	150,000	146,250
6.875% 6/15/25 (a)	350,000	346,412
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	340,000	316,200
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	85,000	79,475
OCI N.V. 6.625% 4/15/23 (a)	125,000	126,875
Platform Specialty Products Corp. 5.875% 12/1/25 (a)	235,000	229,125
The Chemours Co. 5.375% 5/15/27	125,000	112,812
TPC Group, Inc. 8.75% 12/15/20 (a)	320,000	308,800
Tronox Finance PLC 5.75% 10/1/25 (a)	95,000	80,513
Valvoline, Inc. 4.375% 8/15/25	90,000	82,913
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	101,220

		1,930,595

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	212,000
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	183,388

	Principal Amount	Value
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	$200,000	$202,490
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	175,750
7.50% 4/1/25 (a)	80,000	72,000
Freeport-McMoRan, Inc. 3.55% 3/1/22	308,000	292,985

		1,138,613

TOTAL MATERIALS		3,069,208

REAL ESTATE – 2.9%
Equity Real Estate Investment Trusts (REITs) – 1.7%
American Tower Corp. 2.80% 6/1/20	100,000	98,819
Boston Properties LP 4.50% 12/1/28	288,000	288,204
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	185,710
3.85% 2/1/25	100,000	95,731
3.875% 8/15/22	296,000	293,585
4.125% 6/15/26	530,000	509,050
CoreCivic, Inc. 5.00% 10/15/22	85,000	81,016
Digital Realty Trust LP:
3.40% 10/1/20	99,000	98,636
3.95% 7/1/22	405,000	405,830
4.75% 10/1/25	310,000	317,263
Duke Realty LP 3.75% 12/1/24	18,000	17,681
Equinix, Inc. 5.75% 1/1/25	200,000	203,460
Government Properties Income Trust 3.75% 8/15/19	191,000	191,489
HCP, Inc.:
3.875% 8/15/24	195,000	189,436
4.00% 6/1/25	943,000	915,025
Lexington Realty Trust 4.40% 6/15/24	444,000	434,515
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50% 9/1/26	505,000	465,570
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	647,000	638,507
4.50% 1/15/25 to 4/1/27	1,524,000	1,465,689
4.75% 1/15/28	283,000	275,717
Regency Centers Corp. 3.75% 11/15/22	190,000	187,957
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,354

Quarterly Report	10

Nonconvertible Bonds – continued

	Principal Amount	Value
REAL ESTATE – continued
Equity Real Estate Investment Trusts (REITs) – continued
SITE Centers Corp.:
3.625% 2/1/25	$39,000	$36,706
4.25% 2/1/26	191,000	184,305

		7,590,255

Real Estate Management & Development – 1.2%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	230,391
4.10% 10/1/24	1,156,000	1,129,892
Corporate Office Properties LP:
5.00% 7/1/25	646,000	652,409
5.25% 2/15/24	1,194,000	1,228,265
Liberty Property LP:
3.75% 4/1/25	50,000	48,249
4.125% 6/15/22	473,000	479,234
Mack-Cali Realty LP 3.15% 5/15/23	468,000	411,897
Tanger Properties LP:
3.125% 9/1/26	133,000	117,776
3.75% 12/1/24	35,000	33,555
The Howard Hughes Corp. 5.375% 3/15/25 (a)	200,000	189,500
Ventas Realty LP:
3.125% 6/15/23	38,000	36,702
3.50% 2/1/25	486,000	462,236
3.75% 5/1/24	201,000	196,017
4.00% 3/1/28	130,000	124,113
4.125% 1/15/26	34,000	33,260
WP Carey, Inc. 4.00% 2/1/25	182,000	176,415

		5,549,911

TOTAL REAL ESTATE		13,140,166

UTILITIES – 1.3%
Electric Utilities – 1.1%
DPL, Inc. 7.25% 10/15/21	1,501,000	1,594,812
Emera US Finance LP:
2.15% 6/15/19	37,000	36,740
2.70% 6/15/21	36,000	34,872
3.55% 6/15/26	57,000	53,273
Exelon Corp. 2.85% 6/15/20	473,000	465,404
FirstEnergy Corp.:
4.25% 3/15/23	1,171,000	1,177,026
7.375% 11/15/31	473,000	597,332
InterGen N.V. 7.00% 6/30/23 (a)	235,000	213,263
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	153,085
3.70% 9/1/24	100,000	95,479

	Principal Amount	Value
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	$90,000	$84,825
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	190,800	204,156
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	161,290
Vistra Operations Co. LLC 5.50% 9/1/26 (a)	340,000	334,475

		5,206,032

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	127,813
The AES Corp.:
4.875% 5/15/23	125,000	124,219
5.50% 4/15/25	205,000	206,537

		458,569

Multi-Utilities – 0.1%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 4.686% 9/30/66 (b)(c)	22,000	20,350
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	161,875
Sempra Energy 6.00% 10/15/39	106,000	115,428

		297,653

TOTAL UTILITIES		5,962,254

TOTAL NONCONVERTIBLE BONDS (Cost $158,340,970)		151,758,993

U.S Government Agency – Mortgage Securities – 20.8%

Fannie Mae – 12.4%
Fannie Mae:
2.50% 12/1/33 (e)	1,500,000	1,446,797
3.00% 9/1/42 to 6/1/48	16,235,498	15,516,864
3.50% 7/1/32 to 5/1/48	12,162,928	11,983,735
4.00% 9/1/41 to 11/1/48	19,553,099	19,720,836
4.50% 8/1/33 to 8/1/48	3,673,737	3,800,382
4.50% 1/1/49 (e)	1,800,000	1,848,445
5.00% 2/1/38 to 1/1/44	1,338,666	1,414,518
5.50% 6/1/38 to 5/1/44	329,682	355,083
6.00% 7/1/37	222,239	240,521

TOTAL FANNIE MAE		56,327,181

Freddie Mac – 3.5%
Freddie Mac:
3.00% 11/1/42 to 1/1/47	3,699,143	3,534,839
3.50% 3/1/32 to 12/1/47	7,539,516	7,443,670

11	Quarterly Report

Schedule of Investments (Unaudited) – continued

U.S Government Agency – Mortgage Securities – continued

	Principal Amount	Value
FREDDIE MAC – continued
4.00% 5/1/37 to 5/1/48	$2,369,228	$2,403,816
4.50% 1/1/42 to 5/1/48	1,069,491	1,108,305
4.50% 12/1/48 (e)	1,000,000	1,028,203
5.00% 2/1/38	186,978	197,932
5.50% 6/1/41	36,833	39,808

TOTAL FREDDIE MAC		15,756,573

GinnieMae – 4.9%
Ginnie Mae:
3.00% 12/20/42 to 2/20/48	4,599,187	4,439,527
3.50% 12/20/41 to 9/20/48	8,675,265	8,600,209
4.00% 12/15/40 to 8/20/48	3,155,155	3,204,680
4.50% 5/20/41 to 8/20/48	189,609	196,888
4.50% 12/1/48 (e)(f)	5,800,000	5,981,703

TOTAL GINNIE MAE		22,423,007

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $96,479,755)		94,506,761

Collateralized Mortgage Obligations – 1.2%

PRIVATE SPONSOR – 1.2%
BX Commercial Mortgage Trust Series 2018-IND, Class F 4.107% 11/15/35 (a)(c)	178,000	177,553
BX Trust Series 2018-EXCL, Class D 4.932% 9/15/37 (a)(c)	142,000	141,371
Citigroup COmmercial Mortgage Trust Series 2018-C6, Class A4 4.412% 11/10/51 (e)	248,000	255,433
Commercial Mortgage Trust Series 2018-C14, Class A4 4.422% 11/15/51	204,000	211,061
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.557% 12/15/30 (a)(b)(c)	809,000	810,402
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.495% 12/15/34 (a)(c)	1,050,000	1,044,052
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.495% 12/15/34 (a)(c)	1,283,000	1,274,450
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class CFX 4.95% 7/5/33 (a)	50,000	51,339
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class DFX 5.35% 7/5/33 (a)	76,000	78,069

	Principal Amount	Value
J.P. Morgan Chase Commercial Mortgage Securities Trust Series 2018-WPT, Class EFX 5.542% 7/5/33 (a)	$105,000	$106,781
Morgan Stanley Capital I Trust Series 2018-BOP, Class B 3.557% 8/15/33 (a)(c)	299,000	298,439
Morgan Stanley Capital I Trust Series 2018-BOP, Class C 3.807% 8/15/33 (a)(c)	721,000	719,647
MSCG Trust Series 2016-SNR, Class A 3.46% 11/15/34 (a)(c)	146,222	142,178
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	61,200	60,015
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	43,350	42,977

TOTAL PRIVATE SPONSOR		5,413,767

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (g)	62,178	61,762

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $5,535,583)	5,475,529

Foreign Government and Government Agency Obligations – 1.0%

Argentine Republic Government International Bond 5.875% 1/11/28	1,282,000	959,590
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	971,984
Dominican Republic International Bond:
5.95% 1/25/27 (a)	750,000	735,938
6.00% 7/19/28 (a)	400,000	391,500
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	390,600
Turkey Government International Bond 7.250% 12/23/23	885,000	878,362

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,747,378)		4,327,974

Asset-Backed Securities – 0.9%

AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	1,012,087	1,000,444
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	256,133	253,880

Quarterly Report	12

Asset-Backed Securities – continued

	Principal Amount	Value
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(c)	$330,260	$331,882
Castlelake Aircraft Securitization Trust 2018-1 4.125% 6/15/43 (a)	423,007	423,145
DB Master Finance LLC:
3.629% 3.629% 11/20/47 (a)	167,310	162,288
4.03% 4.030% 11/20/47 (a)	289,080	278,795
3.98% 3.980% 2/20/45 (a)	726,688	729,354
Horizon Aircraft Finance I Ltd. Series 2018-1, Class A 4.458% 12/15/38 (a)	250,000	250,593
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(c)	209,620	211,290
Thunderbolt II Aircraft Lease Ltd. Series 2018-A, Class A 4.147% 9/15/38 (a)	476,262	473,039

TOTAL ASSET-BACKED SECURITIES (Cost $4,143,348)		4,114,710

Municipal Securities – 0.8%

Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	90,000	99,423
Illinois Gen. Oblig. Series 2003:
4.95% 6/1/23	960,000	971,280
5.10% 6/1/33	1,670,000	1,583,227
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	30,000	30,200
State of California:
7.30% 10/1/39	450,000	613,058
7.50% 4/1/34	100,000	134,993

TOTAL MUNICIPAL SECURITIES (Cost $3,529,195)		3,432,181

Money Market Funds – 7.3%

	Shares

Fidelity Cash Central Fund, 2.27% (h) (Cost $33,123,632)	33,117,830	33,124,454

TOTAL INVESTMENT PORTFOLIO – 103.8% (Cost $484,398,051)		470,560,705

NET OTHER ASSETS (LIABILITIES) – (3.8%)		(17,182,794)

NET ASSETS – 100.0%		$453,377,911

TBA Sale Commitments

	Principal Amount	Value
Fannie Mae
3.00% 12/1/48	(2,700,000)	$(2,574,703)
Fannie Mae
4.00% 12/1/48	(3,700,000)	(3,721,969)

TOTAL TBA SALE COMMITMENTS (Proceeds $6,276,844)		(6,296,672)

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $41,316,196 or 9.1% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Security is perpetual in nature with no stated maturity date.

(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(f)	A portion of the security sold on a delayed delivery basis.

(g)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(h)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned

Fidelity Cash Central Fund	$142,937

13	Quarterly Report

Schedule of Investments (Unaudited) – continued

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of November 30, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:

U.S. Treasury Obligations	$173,820,103	$—	$173,820,103	$—

Corporate Bonds	151,758,993	—	151,758,993	—

U.S Government Agency – Mortgage Securities	94,506,761	—	94,506,761	—

Collateralized Mortgage Obligations	5,475,529	—	5,475,529	—

Foreign Government and Government Agency Obligations	4,327,974	—	4,327,974	—

Asset-Backed Securities	4,114,710	—	4,114,710	—

Municipal Securities	3,432,181	—	3,432,181	—

Money Market Funds	33,124,454	33,124,454	—	—

Total Investments in Securities:	$470,560,705	$33,124,454	$437,436,251	$—

Other Financial Instruments:

TBA Sale Commitments	$(6,296,672)	$—	$(6,296,672)	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	14

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

15	Quarterly Report

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	January 28, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	January 28, 2019